THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

October 31, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Sparrow Funds, File Nos. 333-59877 and 811-08897

Dear Sir/Madam:

On behalf of Sparrow Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 17 to the Trust’s Registration Statement the (“Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the Amendment is add a new Class C shares to the Fund.

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Sincerely,

s/ Thompson Hine LLP

Thompson Hine LLP

756217.2